Intangible assets (Details) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Intangible assets
Intangible assets	$ 6,195,748	$ 6,195,748
Changes in intangible assets
Intangible assets other than goodwill at beginning of period	6,195,748	6,195,748
Intangible assets other than goodwill at end of period	6,195,748	6,195,748
Cost
Intangible assets
Intangible assets	6,195,748	6,195,748
Changes in intangible assets
Intangible assets other than goodwill at beginning of period	$ 6,195,748	6,195,748
Intangible assets other than goodwill at end of period		$ 6,195,748